Basic and Diluted Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Basic and Diluted Net Income (Loss) Per Share

NOTE 13 – BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share for the years ended:

	Year ended December 31, 2014
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(16,994,625)	60,225,524	$(0.28)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(16,994,625)	60,225,524	$(0.28)

	Year ended December 31, 2013
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(4,361,165)	33,229,093	$(0.13)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(4,361,165)	33,229,093	$(0.13)

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the years presented because including them would have been antidilutive for the years ended:

	December 31, 2014	December 31, 2013
Common stock options	26,156,553	15,290,486
Common stock warrants	28,435,782	-
Total common stock equivalents	54,592,335	15,290,486